Proforma Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Proforma Financial Information [Abstract]
Proforma Financial Information

Note 5 - Proforma Financial Information

The following unaudited proforma financial information presents the consolidated results of operations of the Company and Integrio for the nine months ended September 30, 2016, as if the acquisition of Integrio had occurred on January 1, 2016 instead of November 21, 2016. The proforma information does not necessarily reflect the results of operations that would have occurred had the entities been a single company during those periods. The financial information for LightMiner was deminimis.

(in thousands, except share amounts)	For the Nine Months Ended September 30, 2016
Revenues	$76,666
Net Loss Attributable to Common Shareholder	$(15,551)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	1,732,849
Loss Per Common Share - Basic and Diluted	$(8.97)

Note 5 – Proforma Financial Information

The following unaudited proforma financial information presents the consolidated results of operations of the Company and Integrio for the years ended December 31, 2016 and 2015, as if the acquisition of Integrio had occurred on January 1, 2015 instead of November 21, 2016. The proforma information does not necessarily reflect the results of operations that would have occurred had the entities been a single company during those periods. The financial information for LightMiner was deminimis.

	For the Years Ended December 31,
(in thousands, except share amounts )	2016	2015
Revenues	$103,955	$149,155
Net Loss Attributable to Common Shareholder	$(27,276)	$(12,775)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	1,772,454	1,447,330
Loss Per Common Share - Basic and Diluted	$(15.39)	$(8.83)